INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Before Income Taxes

Income before income taxes consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Income before income taxes:
U.S.	$126,365	$116,885	$185,389
Foreign	83,166	90,940	113,611

Total	$209,531	$207,825	$299,000

Current:
Federal	$35,856	$17,808	$56,133
Foreign	21,933	26,830	53,964
State	9,415	7,183	8,578

Total current expense	67,204	51,821	118,675

Deferred:
Federal	(143)	22,100	12,096
Foreign	(7,188)	(2,332)	(6,007)
State	(1,272)	2,283	1,452

Total deferred taxes	(8,603)	22,051	7,541

Income taxes	$58,601	$73,872	$126,216

Reconciliation Between Income Tax Expense and Taxes Computed

A reconciliation between income tax expense and taxes computed by applying the applicable statutory federal income tax rate to income before income taxes follows:

	Year Ended December 31,
	2010	2011	2012
Computed normal tax expense	$73,335	$72,739	$104,649
Foreign inflation adjustments	47	(1,587)	(33)
State and local income taxes, net of federal income tax impact	5,248	7,365	7,511
Foreign losses not benefited and other changes in valuation allowance	(5,685)	(676)	(711)
Foreign tax rate differential	(4,798)	(3,321)	(1,545)
Foreign dividends	3,952	4,173	10,576
Changes in uncertain tax positions	(8,080)	396	13,729
Other — net	(5,418)	(5,217)	(7,960)

Income taxes	$58,601	$73,872	$126,216

Tax effects of Significant Temporary Differences and Tax Loss and Tax Credit Carryforwards

The tax effects of significant temporary differences and tax loss and tax credit carryforwards comprising the net long-term deferred income tax liabilities as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Deferred liabilities:
Theatre properties and equipment	$92,466	$96,733
Deferred intercompany sales	12,051	14,551
Intangible asset — other	24,749	23,944
Intangible asset — tradenames	116,333	115,939
Investment in partnerships	98,742	113,199

Total deferred liabilities	344,341	364,366

Deferred assets:
Deferred lease expenses	23,225	27,255
Theatre properties and equipment	5,910	5,884
Deferred revenue—NCM and Fandango	88,616	90,972
Capital lease obligations	51,211	54,551
Interest rate swap agreements	5,882	3,825
Tax loss carryforwards	10,602	7,700
Alternative minimum tax and other credit carryforwards	7,548	6,405
Other expenses, not currently deductible for tax purposes	23,750	30,724

Total deferred assets	216,744	227,316

Net deferred income tax liability before valuation allowance	127,597	137,050
Valuation allowance against deferred assets	15,443	13,326

Net deferred income tax liability	$143,040	$150,376

Net deferred tax liability — Foreign	$10,757	$2,488
Net deferred tax liability — U.S.	132,283	147,888

Total	$143,040	$150,376

Reconciliation of Unrecognized Tax Benefits Excluding Interest and Penalties

The following is a reconciliation of the total amounts of unrecognized tax benefits excluding interest and penalties, for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$23,857	$15,197	$18,660
Gross increases-tax positions in prior periods	—	3,153	14,462
Gross decreases-tax positions in prior periods	(1,392)	—	(3,321)
Gross increases—current period tax positions	3,551	3,729	3,672
Gross decreases—current period tax positions	(613)	(633)	—
Settlements	(10,383)	(2,467)	—
Foreign currency translation adjustments	177	(319)	(251)

Balance at December 31,	$15,197	$18,660	$33,222